Research and Development - Research and Development (Detail) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research And Development [Line Items]
Employees' compensation	$ 0		$ 32,088		$ 150,099	$ (736)	$ 31,206
Total	9,114,687		1,891,651		13,279,780	8,358,043	5,947,294
Research and Development Expense [Member]
Research And Development [Line Items]
Outsourced service	8,145,863	[1]	458,417	[1]	5,100,980	1,241,479	2,372,248
Employees' compensation	756,368		1,362,277		7,278,999	4,833,957	3,083,337
Other expenses	191,527		17,440		265,243	193,250	292,688
Travel & entertainment	20,929		21,891		110,496	39,967	184,423
Test devices and mock-ups	$ 0		$ 31,626		$ 524,062	$ 2,049,390	$ 14,598

[1]	Out of $8,145,863, 2022 Outsourced Service, $7,336,164 was charged from related parties under the MSA contracts (refer to footnote 4).